UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2007

1.814652.102

AMP-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.2%
Amerigon, Inc. (a)	74,634	$ 929,193
Autoliv, Inc.	30	1,713
Automotive Axles Ltd.	4,045	54,923
Fuel Systems Solutions, Inc. (a)	115,551	2,140,005
Gentex Corp.	906,947	14,737,889
Minth Group Ltd.	3,360,000	3,263,889
New Focus Auto Tech Holdings Ltd.	1,048,000	375,555
		21,503,167
Automobiles - 0.2%
Geely Automobile Holdings Ltd.	22,420,000	2,984,168
Great Wall Automobile Holding Co. Ltd. (H Shares)	365,000	538,146
Hyundai Motor Co.	537	37,729
		3,560,043
Distributors - 0.1%
Abc-Mart, Inc.	94,700	2,093,639
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,200	359,980
Raffles Education Corp. Ltd.	55,000	83,020
Strayer Education, Inc.	1,500	187,500
		630,500
Hotels, Restaurants & Leisure - 2.1%
Applebee's International, Inc.	125,700	3,114,846
Buffalo Wild Wings, Inc. (a)(d)	66,112	4,211,334
CKE Restaurants, Inc.	113,145	2,133,915
Fun Technologies, Inc. (a)	407,700	992,280
Red Robin Gourmet Burgers, Inc. (a)	43,600	1,692,552
Ruby Tuesday, Inc.	131,700	3,766,620
Shanghai Jin Jiang International Hotels Group Co. Ltd. (H Shares)	186,000	108,313
Sonic Corp. (a)	359,416	8,007,788
St. Marc Holdings Co. Ltd.	116,600	6,867,555
Starwood Hotels & Resorts Worldwide, Inc.	92,400	5,992,140
TAJ GVK Hotels & Resorts Ltd.	58,333	244,242
Yoshinoya D&C Co. Ltd. (d)	741	1,370,941
		38,502,526
Household Durables - 1.0%
Cyrela Brazil Realty SA	85,600	787,222
Daito Trust Construction Co.	139,900	6,589,536
Henry Boot PLC	20,500	474,006
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Nihon Eslead Corp.	60,200	$ 1,563,371
Sekisui House Ltd.	142,000	2,204,953
The Stanley Works	101,700	5,630,112
		17,249,200
Internet & Catalog Retail - 0.7%
N Brown Group PLC	166,204	1,060,507
Priceline.com, Inc. (a)(d)	153,312	8,165,397
Submarino SA	38,000	1,260,106
VistaPrint Ltd. (a)	48,859	1,871,300
		12,357,310
Leisure Equipment & Products - 0.6%
Giant Manufacturing Co. Ltd.	126,000	195,340
Oakley, Inc.	560,758	11,293,666
		11,489,006
Media - 1.8%
Clear Media Ltd. (a)	1,000	1,087
cyber communications, Inc. (d)	1,178	993,747
CyberAgent, Inc. (d)	824	720,292
E.W. Scripps Co. Class A	22,800	1,018,704
Focus Media Holding Ltd. ADR (a)	11,200	878,752
Getty Images, Inc. (a)	48,420	2,354,665
Harris Interactive, Inc. (a)	89,293	538,437
Marvel Entertainment, Inc. (a)(d)	136,400	3,785,100
Modern Times Group AB (MTG) (B Shares)	15,750	921,270
Omnicom Group, Inc.	201,526	20,632,232
ProQuest Co. (a)	9,800	88,200
Radio One, Inc. Class D (non-vtg.) (a)	21,436	138,477
RRSat Global Communications Network Ltd.	46,300	645,885
Trader Classified Media NV Class A (NY Shares)	8,000	14,427
ValueCommerce Co. Ltd. (d)	193	157,080
		32,888,355
Multiline Retail - 0.4%
Lifestyle International Holdings Ltd.	520,500	1,565,464
Nordstrom, Inc.	104,500	5,532,230
PT Mitra Adiperkasa Tbk	238,000	20,092
Ryohin Keikaku Co. Ltd.	12,900	815,624
		7,933,410
Specialty Retail - 2.0%
Build-A-Bear Workshop, Inc. (a)(d)	59,282	1,628,477
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CarMax, Inc. (a)	131,100	$ 3,217,194
DSW, Inc. Class A (a)	40,700	1,717,947
Gamestop Corp. Class A (a)	300,200	9,777,514
Golfsmith International Holdings, Inc.	100	870
Inditex SA	88,500	5,500,698
Lewis Group Ltd.	149,800	1,414,864
Nafco Co. Ltd.	400	10,863
O'Reilly Automotive, Inc. (a)	64,900	2,148,190
Otsuka Kagu Ltd.	21,300	676,076
Ross Stores, Inc.	161,900	5,569,360
Sally Beauty Holdings, Inc. (a)	270,418	2,485,141
Yamada Denki Co. Ltd.	13,420	1,250,544
		35,397,738
Textiles, Apparel & Luxury Goods - 1.8%
Asics Corp.	1,282,300	14,354,186
China Grand Frstry Resources Group Ltd. (a)	1,764,000	223,505
China Ting Group Holdings Ltd.	1,210,000	433,608
Columbia Sportswear Co.	45,200	2,816,412
Crocs, Inc.	28,836	1,362,501
Heelys, Inc.	100	2,934
Liz Claiborne, Inc.	75,789	3,247,559
Perry Ellis International, Inc. (a)	32,144	1,028,287
Phoenix Footwear Group, Inc. (a)	500	2,275
Polo Ralph Lauren Corp. Class A	6,100	537,715
Ports Design Ltd.	600,500	1,598,567
Quiksilver, Inc. (a)	9,200	106,720
Ted Baker PLC	96,040	1,107,495
VF Corp.	35,583	2,939,867
Yue Yuen Industrial Holdings Ltd.	751,000	2,547,066
		32,308,697
TOTAL CONSUMER DISCRETIONARY		215,913,591
CONSUMER STAPLES - 5.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	7,600	253,460
C&C Group PLC	10,200	154,918
Fomento Economico Mexicano SA de CV sponsored ADR	5,700	629,223
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Grupo Modelo SA de CV Series C	25,400	$ 130,037
Jones Soda Co. (a)(d)	8,600	173,892
		1,341,530
Food & Staples Retailing - 1.4%
CVS Corp.	228,900	7,814,646
Daikokutenbussan Co. Ltd.	16,300	253,568
Heng Tai Consumables Group Ltd. (a)	4,773,400	879,720
Metro AG	68,000	4,815,132
Performance Food Group Co. (a)	227,565	7,024,932
Plant Co. Ltd.	9,800	31,023
Safeway, Inc.	58,684	2,150,182
Valor Co. Ltd.	136,800	1,597,529
Whole Foods Market, Inc.	40,144	1,800,458
		26,367,190
Food Products - 1.8%
Britannia Industries Ltd.	6,665	192,349
Bunge Ltd.	41,600	3,420,352
CCL Products (India) Ltd.	25,053	184,378
Cermaq ASA	45,400	851,432
Chiquita Brands International, Inc.	144,000	2,018,880
Corn Products International, Inc.	394,389	14,036,305
Green Mountain Coffee Roasters, Inc. (a)	135	8,512
Groupe Danone	28,520	4,659,265
Groupe Danone sponsored ADR	18,700	667,964
IAWS Group PLC (Ireland)	700	16,270
Marine Harvest ASA (a)	2,791,000	3,278,290
REI Agro Ltd.	41,028	183,490
Seaboard Corp.	100	226,000
Want Want Holdings Ltd.	722,000	1,407,900
Wimm-Bill-Dann Foods OJSC sponsored ADR	22,600	1,804,836
		32,956,223
Personal Products - 2.5%
Avon Products, Inc.	643,850	23,989,851
Concern Kalina OJSC sponsored ADR	7,900	313,633
Hengan International Group Co. Ltd.	6,557,000	19,217,419
Natura Cosmeticos SA	34,500	383,575
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. (a)	12,600	$ 668,304
Shiseido Co. Ltd. sponsored ADR	45,700	926,879
		45,499,661
TOTAL CONSUMER STAPLES		106,164,604
ENERGY - 12.7%
Energy Equipment & Services - 9.5%
Atwood Oceanics, Inc. (a)	74,100	4,348,929
BJ Services Co.	752,300	20,989,170
Cameron International Corp. (a)	69,400	4,357,626
Compagnie Generale de Geophysique SA sponsored ADR (a)	11,656	485,472
Diamond Offshore Drilling, Inc.	12,100	979,495
Dresser-Rand Group, Inc. (a)	156,400	4,763,944
ENSCO International, Inc.	138,054	7,510,138
Global Industries Ltd. (a)	392,624	7,181,093
GlobalSantaFe Corp.	443,411	27,349,590
Helmerich & Payne, Inc.	71,000	2,154,140
Metretek Technologies, Inc. (a)(d)	91,250	1,217,275
Nabors Industries Ltd. (a)	285,500	8,470,785
National Oilwell Varco, Inc. (a)	56,800	4,418,472
Newpark Resources, Inc. (a)	892,563	6,292,569
Oceaneering International, Inc. (a)	39,200	1,651,104
Oil States International, Inc. (a)	17,600	564,784
Parker Drilling Co. (a)	1,813,731	17,030,934
Patterson-UTI Energy, Inc.	372,300	8,354,412
Pioneer Drilling Co. (a)	395,556	5,019,606
Pride International, Inc. (a)	58,800	1,769,880
Rowan Companies, Inc.	115,700	3,756,779
RPC, Inc.	447,851	7,461,198
Superior Energy Services, Inc. (a)	104,594	3,605,355
TODCO Class A (a)	119,000	4,799,270
Transocean, Inc. (a)	17,300	1,413,410
W-H Energy Services, Inc. (a)	120,100	5,613,474
Weatherford International Ltd. (a)	247,200	11,148,720
		172,707,624
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd.	25,100	1,385,930
CONSOL Energy, Inc.	67,513	2,641,784
Cosmo Oil Co. Ltd.	368,000	1,542,833
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Evergreen Energy, Inc. (a)(d)	279,055	$ 1,833,391
Helix Energy Solutions Group, Inc. (a)	106,500	3,971,385
Hess Corp.	157,400	8,730,978
Holly Corp.	20,800	1,233,440
International Coal Group, Inc. (a)	589,229	3,093,452
Newfield Exploration Co. (a)	104,500	4,358,695
Nippon Oil Corp.	167,000	1,348,483
Peabody Energy Corp.	100	4,024
Penn Virginia Resource Partners LP	88,483	2,468,676
Plains Exploration & Production Co. (a)	50,900	2,297,626
Southwestern Energy Co. (a)	100	4,098
Sunoco, Inc.	104,400	7,353,936
USEC, Inc. (a)	74,823	1,215,874
Valero Energy Corp.	159,702	10,299,182
Whiting Petroleum Corp. (a)	129,400	5,099,654
		58,883,441
TOTAL ENERGY		231,591,065
FINANCIALS - 11.7%
Capital Markets - 6.5%
A.G. Edwards, Inc.	110,538	7,647,019
Acta Holding ASA	120,500	670,028
AllianceBernstein Holding LP	338,500	29,957,250
Ameriprise Financial, Inc.	817,000	46,683,376
AWD Holding AG	34,800	1,647,923
Charlemagne Capital Ltd.	493,100	766,574
EFG International (a)	14,270	622,272
Japan Asia Investment Co. Ltd.	155,000	1,018,162
Julius Baer Holding AG (Bearer)	24,621	3,358,698
Korea Investment Holdings Co. Ltd.	110,330	5,804,990
Man Group plc	116,300	1,270,178
Marusan Securities Co. Ltd. (d)	359,900	4,990,890
Mirae Asset Securities Co. Ltd.	45,119	2,843,916
MPC Muenchmeyer Petersen Capital AG	15,000	1,268,142
Sparx Group Co. Ltd. (d)	2,304	1,701,163
T. Rowe Price Group, Inc.	137,437	6,485,652
W.P. Carey & Co. LLC	32,135	1,072,345
		117,808,578
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.8%
Allahabad Bank	202,408	$ 351,547
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	19,100	665,062
Bank of Baroda	269,937	1,538,027
Bank of Fukuoka Ltd.	180,400	1,449,110
Commerce Bancorp, Inc., New Jersey	58,900	1,966,082
Corp. Bank Ltd.	45,140	300,379
Industrial & Commercial Bank of China (Asia) Ltd.	157,000	343,598
Iyo Bank Ltd.	55,000	552,661
Juroku Bank Ltd.	311,000	1,765,756
Oriental Bank of Commerce	40,643	181,890
PrivateBancorp, Inc. (d)	29,900	1,093,144
Sumitomo Trust & Banking Co. Ltd.	292,600	3,035,931
UCO Bank (a)	379,897	187,906
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	402,316
		13,833,409
Insurance - 0.9%
Admiral Group PLC	136,000	3,075,041
Assurant, Inc.	61,300	3,287,519
KMG America Corp. (a)	45,200	209,276
Milano Assicurazioni Spa	232,200	2,006,197
Penn Treaty American Corp. (a)	56,281	340,500
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	76,000	372,535
Reinsurance Group of America, Inc.	129,600	7,480,512
Universal American Financial Corp. (a)	4,800	93,024
		16,864,604
Real Estate Investment Trusts - 0.6%
British Land Co. PLC	89,500	2,691,153
CFS Retail Property Trust	749,500	1,346,253
Charter Hall Group unit	233,700	525,661
DA Office Investment Corp.	24	187,185
Developers Diversified Realty Corp.	2,900	182,410
General Growth Properties, Inc.	37,200	2,402,004
JF US Industrial Trust	204,500	177,043
K-REIT Asia	127,000	267,880
Land Securities Group PLC	35,439	1,492,407
Nippon Building Fund, Inc.	24	397,182
Weingarten Realty Investors (SBI)	37,700	1,793,012
		11,462,190
Real Estate Management & Development - 2.7%
Aeon Mall Co. Ltd. (d)	246,200	7,229,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ayala Land, Inc.	1,916,200	$ 656,983
Babis Vovos International Technical SA	2,800	104,727
Capital & Regional PLC	125,100	3,791,142
CapitaLand Ltd.	1,092,000	5,758,355
Derwent London PLC	58,500	2,499,238
Fabege AB (d)	78,800	1,980,240
Fabege AB rights 4/27/07 (a)	78,800	60,719
Hopson Development Holdings Ltd.	1,984,000	4,981,901
Joint Corp.	4,900	186,302
Kenedix, Inc. (d)	833	4,255,843
Keppel Land Ltd.	284,000	1,778,393
Kerry Properties Ltd.	1,573,212	8,084,016
Move, Inc.	114,282	633,122
New World China Land Ltd.	2,598,000	1,566,082
Patrizia Immobilien AG	132,700	2,963,798
Robinsons Land Corp.	1,226,000	496,769
Sankei Building Co. Ltd.	110,200	1,057,763
Shun Tak Holdings Ltd.	354,000	470,278
Songbird Estates PLC Class B	140,800	894,254
		49,449,425
Thrifts & Mortgage Finance - 0.2%
BankUnited Financial Corp. Class A	96,947	2,056,246
Clayton Holdings, Inc.	200	3,068
Radian Group, Inc.	34,100	1,871,408
		3,930,722
TOTAL FINANCIALS		213,348,928
HEALTH CARE - 12.1%
Biotechnology - 0.8%
3SBio, Inc. ADR	13,100	144,362
Alnylam Pharmaceuticals, Inc. (a)(d)	27,268	490,824
Basilea Pharmaceutica AG (a)	1,840	427,300
BioCryst Pharmaceuticals, Inc. (a)(d)	74,220	621,221
Biogen Idec, Inc. (a)	130,214	5,778,897
Cepheid, Inc. (a)	16,000	190,080
CytRx Corp. (a)	44,272	207,636
Genomic Health, Inc. (a)	64,023	1,110,159
Human Genome Sciences, Inc. (a)	197,684	2,099,404
Orchid Cellmark, Inc. (a)	31,500	196,875
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Q-Med AB	24,100	$ 372,696
Sangamo Biosciences, Inc. (a)(d)	462,375	3,144,150
		14,783,604
Health Care Equipment & Supplies - 2.9%
Angiodynamics, Inc. (a)	100	1,689
Beckman Coulter, Inc.	85,191	5,442,853
Becton, Dickinson & Co.	197,694	15,200,692
Biosite, Inc. (a)	3,800	319,086
C.R. Bard, Inc.	47,500	3,776,725
Cytyc Corp. (a)	81,362	2,783,394
Edwards Lifesciences Corp. (a)	427,358	21,667,051
Inverness Medical Innovations, Inc. (a)	10,100	442,178
Mindray Medical International Ltd. sponsored ADR	6,800	161,908
Palomar Medical Technologies, Inc. (a)(d)	49,723	1,986,434
Thermogenesis Corp. (a)	203,134	739,408
Vital Signs, Inc.	90	4,678
		52,526,096
Health Care Providers & Services - 1.3%
Brookdale Senior Living, Inc.	49,680	2,218,709
Health Grades, Inc. (a)	49,400	310,232
Health Net, Inc. (a)	41,100	2,211,591
Humana, Inc. (a)	38,600	2,239,572
Laboratory Corp. of America Holdings (a)	82,700	6,006,501
Lincare Holdings, Inc. (a)	220,379	8,076,890
Medial Saude SA	38,000	480,058
Nighthawk Radiology Holdings, Inc.	100	1,819
Omnicare, Inc.	51,600	2,052,132
		23,597,504
Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc. (a)(d)	20,400	546,924
Cerner Corp. (a)	9,300	506,385
Eclipsys Corp. (a)	148,807	2,867,511
Emdeon Corp. (a)	472,374	7,147,019
IMS Health, Inc.	401,400	11,905,524
TriZetto Group, Inc. (a)	276,601	5,534,786
Vital Images, Inc. (a)	26,500	881,390
		29,389,539
Life Sciences Tools & Services - 4.5%
Albany Molecular Research, Inc. (a)	100	985
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Applera Corp. - Celera Genomics Group (a)	100	$ 1,420
Bio-Rad Laboratories, Inc. Class A (a)	1,900	132,696
Charles River Laboratories International, Inc. (a)	103,400	4,783,284
Harvard Bioscience, Inc. (a)	354,871	1,710,478
ICON PLC sponsored ADR	91,400	3,893,640
Invitrogen Corp. (a)	19,300	1,228,445
Millipore Corp. (a)	85,000	6,159,950
QIAGEN NV (a)	1,061,800	18,241,724
Thermo Fisher Scientific, Inc. (a)(d)	901,900	42,163,825
Ventana Medical Systems, Inc. (a)	17,512	733,753
Waters Corp. (a)	64,800	3,758,400
		82,808,600
Pharmaceuticals - 1.0%
Allergan, Inc.	27,163	3,010,204
BioMimetic Therapeutics, Inc.	9,500	157,130
Endo Pharmaceuticals Holdings, Inc. (a)	480,752	14,134,109
Wockhardt Ltd.	20,800	190,379
		17,491,822
TOTAL HEALTH CARE		220,597,165
INDUSTRIALS - 12.8%
Aerospace & Defense - 0.2%
Ceradyne, Inc. (a)	47,600	2,605,624
DHB Industries, Inc. (a)	21,100	72,795
DynCorp International, Inc. Class A	30,800	464,772
		3,143,191
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	100	4,775
Panalpina Welttransport Holding AG	19,250	3,219,948
		3,224,723
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	201,000	5,302,897
Continental Airlines, Inc. Class B (a)	23,600	858,804
Republic Airways Holdings, Inc. (a)	148,700	3,414,152
TAM SA (PN) sponsored ADR (ltd. vtg.)	55,100	1,463,456
		11,039,309
Building Products - 0.0%
Ameron International Corp.	11,200	737,632
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.6%
Bio-Treat Technology Ltd.	199,378	$ 110,393
Corporate Executive Board Co.	1,200	91,152
Equifax, Inc.	487,808	17,780,602
Intertek Group PLC	100	1,784
Kenexa Corp. (a)	224,501	6,988,716
Korn/Ferry International (a)	60,000	1,376,400
Midas International Holdings Ltd.	2,051,000	106,310
Pike Electric Corp. (a)	24,200	437,536
Randstad Holdings NV	14,900	1,155,593
SAIC, Inc.	5,900	102,188
Sinomem Technology Ltd.	608,000	394,753
Tele Atlas NV (a)	7,300	165,285
		28,710,712
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	84,082	1,007,302
Fluor Corp.	11,000	986,920
Insituform Technologies, Inc. Class A (a)	100	2,079
IVRCL Infrastructures & Projects Ltd.	143,772	967,466
Jacobs Engineering Group, Inc. (a)	82,660	3,856,089
LG Engineering & Construction Co. Ltd.	5,820	520,880
Nagarjuna Construction Co. Ltd.	39,871	147,404
Schmack Biogas AG	13,600	1,145,603
Shaw Group, Inc. (a)	41,719	1,304,553
Taihei Dengyo Kaisha Ltd.	165,000	1,299,499
		11,237,795
Electrical Equipment - 2.8%
Acuity Brands, Inc.	21,200	1,154,128
Cooper Industries Ltd. Class A	450,558	20,270,604
Dongfang Electrical Machinery Co. Ltd. (H Shares)	356,000	1,480,770
Kalpataru Power Transmission Ltd.	8,997	225,331
Neo-Neon Holdings Ltd.	2,740,000	5,112,843
Nexans SA	4,100	542,201
Powell Industries, Inc. (a)	5,000	160,000
Rockwell Automation, Inc.	184,917	11,070,981
Schneider Electric SA	17,600	2,234,163
Seoul Semiconductor Co. Ltd.	64,293	1,872,479
Shanghai Electric (Group) Corp. (H Shares)	6,362,000	2,971,946
SolarWorld AG	46,200	3,587,433
		50,682,879
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
NWS Holdings Ltd.	473,229	$ 1,271,877
Sequa Corp. Class A (a)	1,500	179,655
Shanghai Industrial Holdings Ltd. (H Shares)	214,000	494,088
Teleflex, Inc.	49,000	3,335,430
		5,281,050
Machinery - 6.1%
AGCO Corp. (a)	1,065,295	39,383,956
Badger Meter, Inc. (d)	45,518	1,208,503
China Infrastructure Machinery Holdings Ltd.	2,038,000	4,001,142
Circor International, Inc.	18,167	648,562
Crane Co.	62,916	2,543,065
Deere & Co.	242,600	26,356,064
Delachaux SA	4,532	435,150
Dover Corp.	140,559	6,860,685
Eicher Motors Ltd.	41,176	232,463
Harsco Corp.	221,400	9,932,004
IDEX Corp.	28,500	1,450,080
Krones AG	190	37,309
MAN AG	37,100	4,316,517
Peerless Manufacturing Co. (a)	3,800	120,308
Shanthi Gears Ltd.	2,889	4,074
Shin Zu Shing Co. Ltd.	242,000	1,557,752
SPX Corp.	85,320	5,989,464
Terex Corp. (a)	67,500	4,843,800
Uzel Makina Sanayi AS (a)	92,000	179,770
Vossloh AG	4,600	441,864
		110,542,532
Road & Rail - 0.4%
Con-way, Inc.	85,000	4,236,400
CSX Corp.	71,800	2,875,590
		7,111,990
TOTAL INDUSTRIALS		231,711,813
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 4.2%
ADC Telecommunications, Inc. (a)	314,804	5,269,819
Alvarion Ltd. (a)	100	805
Cisco Systems, Inc. (a)	895,580	22,864,157
F5 Networks, Inc. (a)	96,100	6,407,948
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	2,059,904	$ 40,538,911
Plantronics, Inc.	1,900	44,878
RADWARE Ltd. (a)	92,000	1,242,000
Zyxel Communications Corp.	203,400	337,463
		76,705,981
Computers & Peripherals - 1.9%
Acer, Inc.	514,000	986,370
Apple, Inc. (a)	234,451	21,782,842
Hypercom Corp. (a)	8,900	53,044
I-Chiun Precision Industries Co. Ltd.	874,000	1,259,891
Lexmark International, Inc. Class A (a)	34,700	2,028,562
Sun Microsystems, Inc. (a)	1,012,100	6,082,721
Unisteel Technology Ltd.	449,500	871,090
Wacom Co. Ltd. (d)	472	1,317,899
		34,382,419
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	96,500	3,251,085
CDW Corp.	152,844	9,389,207
Color Kinetics, Inc. (a)	110,686	2,150,629
CPI International, Inc.	69,296	1,331,869
Digital China Holdings Ltd. (H Shares)	1,878,000	737,884
Echelon Corp. (a)(d)	131,374	1,384,682
Everlight Electronics Co. Ltd.	578,000	2,253,309
Gold Circuit Electronics Ltd.	1,079,000	909,764
Ingenico SA (a)	87,700	2,285,590
Itron, Inc. (a)(d)	23,300	1,515,432
KEMET Corp. (a)	445,900	3,411,135
Mettler-Toledo International, Inc. (a)	258,600	23,162,802
National Instruments Corp.	100	2,623
Nippon Electric Glass Co. Ltd.	136,500	2,392,196
Prime View International Co. Ltd. (a)	300,000	161,378
Sunpower Corp. Class A (a)(d)	21,400	973,700
		55,313,285
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	43,700	2,181,504
DA Consortium, Inc.	237	149,043
DealerTrack Holdings, Inc. (a)	238,638	7,330,959
Equinix, Inc. (a)	5,100	436,713
F@N Communications, Inc. (d)	76	144,479
Internap Network Services Corp. (a)	543,857	8,565,748
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Lbi International AB (a)	19,000	$ 134,399
LivePerson, Inc. (a)	206,548	1,627,598
LoopNet, Inc.	158,800	2,713,892
NetRatings, Inc. (a)	37,900	788,320
Omniture, Inc. (d)	67,519	1,230,871
Rediff.com India Ltd. sponsored ADR (a)(d)	9,400	156,698
Sify Ltd. sponsored ADR (a)(d)	17,700	152,751
Tencent Holdings Ltd.	318,000	1,037,819
Think Partnership, Inc. (a)	6,000	14,520
ValueClick, Inc. (a)	179,100	4,679,883
Websense, Inc. (a)	101,155	2,325,553
WebSideStory, Inc. (a)(d)	167,929	2,174,681
		35,845,431
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	9,816	866,458
ExlService Holdings, Inc.	7,854	162,028
Hewitt Associates, Inc. Class A (a)	334,585	9,779,920
Lightbridge, Inc. (a)	17,800	312,746
Mastercard, Inc. Class A (d)	57,500	6,108,800
MoneyGram International, Inc.	34,500	957,720
Nomura Research Institute Ltd.	487,000	14,341,764
Patni Computer Systems Ltd. sponsored ADR	1,700	39,202
RightNow Technologies, Inc. (a)	9,900	162,162
		32,730,800
Semiconductors & Semiconductor Equipment - 7.6%
Altera Corp. (a)	2,065,476	41,288,865
ANADIGICS, Inc. (a)	282,428	3,338,299
Arima Optoelectronics Corp.	409,000	570,425
ASML Holding NV (a)	28,500	705,375
ASML Holding NV (NY Shares) (a)	331,800	8,212,050
ATMI, Inc. (a)	508,553	15,546,465
Cree, Inc. (a)	248,765	4,094,672
Epistar Corp.	1,797,000	6,571,079
Harvatek Corp.	990,000	1,328,377
International Rectifier Corp. (a)	12,400	473,804
Intersil Corp. Class A	167,900	4,447,671
LSI Logic Corp. (a)	1,846,500	19,277,460
Maxim Integrated Products, Inc.	263,530	7,747,782
MEMC Electronic Materials, Inc. (a)	94,500	5,724,810
Opto Technology Corp. (a)	2,010,000	1,652,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Powertech Technology, Inc.	233,000	$ 901,299
Renewable Energy Corp. AS	68,400	1,547,206
RF Micro Devices, Inc. (a)(d)	267,233	1,664,862
Richtek Technology Corp.	238,000	2,351,949
Saifun Semiconductors Ltd. (a)	700	8,225
Silicon On Insulator Technologies SA (SOITEC) (a)	14,200	338,775
Siliconware Precision Industries Co. Ltd. sponsored ADR	186,300	1,827,603
Techwell, Inc.	251,016	3,130,170
Teradyne, Inc. (a)	169,400	2,801,876
Volterra Semiconductor Corp. (a)	76,800	1,003,008
Zoran Corp. (a)	132,945	2,262,724
		138,817,052
Software - 2.3%
Autodesk, Inc. (a)	55,400	2,083,040
Autonomy Corp. PLC (a)	902,800	12,169,539
Blackbaud, Inc.	262,746	6,416,257
Business Objects SA sponsored ADR (a)	92,500	3,347,575
Cadence Design Systems, Inc. (a)	175,669	3,699,589
Cognos, Inc. (a)	52,300	2,060,097
Quality Systems, Inc.	40,493	1,619,720
Quest Software, Inc. (a)	77,600	1,262,552
Salary.com, Inc.	43,900	488,607
Salesforce.com, Inc. (a)	1,700	72,794
Telelogic AB (a)(d)	699,000	1,326,195
The9 Ltd. sponsored ADR (a)(d)	32,500	1,096,550
THQ, Inc. (a)	39,300	1,343,667
Ubisoft Entertainment SA (a)	98,200	4,794,467
		41,780,649
TOTAL INFORMATION TECHNOLOGY		415,575,617
MATERIALS - 6.9%
Chemicals - 2.7%
Aegis Logistics Ltd.	15,164	41,165
Airgas, Inc.	216,600	9,129,690
Albemarle Corp.	52,600	2,174,484
Asian Paints India Ltd.	86,173	1,511,831
Ecolab, Inc.	330,500	14,211,500
JSR Corp.	90,400	2,086,803
Kuraray Co. Ltd.	28,400	305,673
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	86,200	$ 4,441,886
Methanex Corp.	22,900	510,343
Sensient Technologies Corp.	189,600	4,887,888
Syngenta AG sponsored ADR	15,600	593,580
Terra Nitrogen Co. LP	24,918	1,428,549
Tokuyama Corp.	466,000	8,146,991
		49,470,383
Containers & Packaging - 0.0%
Essel Propack Ltd.	201,674	321,992
Metals & Mining - 3.5%
AK Steel Holding Corp. (a)(d)	297,266	6,953,052
Alamos Gold, Inc. (a)	504,700	3,212,979
Aquarius Platinum Ltd. (Australia)	41,700	1,379,944
Eldorado Gold Corp. (a)	1,911,700	11,176,627
Freeport-McMoRan Copper & Gold, Inc. Class B	19,162	1,268,333
Harmony Gold Mining Co. Ltd. (a)	101,600	1,412,240
High River Gold Mines Ltd. (a)	874,000	1,627,561
IAMGOLD Corp.	607,300	4,686,712
Kinross Gold Corp. (a)	1,097,700	15,155,115
Lihir Gold Ltd. sponsored ADR (a)	126,400	3,300,304
Lundin Mining Corp. (a)	274,260	3,052,480
Maharashtra Seamless Ltd.	16,870	198,380
Miramar Mining Corp. (a)	238,700	1,126,772
Newcrest Mining Ltd.	256,600	4,939,162
Royal Gold, Inc.	111,626	3,359,943
Shore Gold, Inc. (a)	156,900	1,028,741
		63,878,345
Paper & Forest Products - 0.7%
Lee & Man Paper Manufacturing Ltd.	1,882,000	4,460,823
Sino-Forest Corp. (a)	420,800	4,774,570
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	180,500	3,303,150
		12,538,543
TOTAL MATERIALS		126,209,263
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	18,500	437,155
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	31,900	$ 1,242,505
TOTAL TELECOMMUNICATION SERVICES		1,679,660
UTILITIES - 1.7%
Electric Utilities - 0.1%
Entergy Corp.	24,400	2,560,048
Gas Utilities - 0.6%
AGL Resources, Inc.	233,000	9,953,760
Equitable Resources, Inc.	18,200	879,424
		10,833,184
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	678,600	14,603,472
Black Hills Corp. (d)	42,000	1,544,340
		16,147,812
Multi-Utilities - 0.1%
CMS Energy Corp.	66,800	1,189,040
TOTAL UTILITIES		30,730,084
TOTAL COMMON STOCKS (Cost $1,592,875,585)		1,793,521,790
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.41% (b)	15,037,694	15,037,694
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	53,375,572	53,375,572
TOTAL MONEY MARKET FUNDS (Cost $68,413,266)		68,413,266
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,661,288,851)		1,861,935,056
NET OTHER ASSETS - (2.4)%		(43,539,045)
NET ASSETS - 100%		$ 1,818,396,011
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 881,545
Fidelity Securities Lending Cash Central Fund	109,737
Total	$ 991,282
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,667,156,257. Net unrealized appreciation aggregated $194,778,799, of which $231,157,805 related to appreciated investment securities and $36,379,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2007

1.799881.103

SI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 31.5%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 6,685	$ 4,153
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		450	487
TOTAL CONVERTIBLE BONDS			4,640
Nonconvertible Bonds - 31.4%
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		5,910	5,821
Delco Remy International, Inc.:
9.375% 4/15/12		590	94
11% 5/1/09		695	115
Visteon Corp. 7% 3/10/14		4,185	3,662
			9,692
Automobiles - 0.3%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,300	1,782
General Motors Corp.:
8.375% 7/5/33	EUR	1,000	1,269
8.375% 7/15/33		14,900	13,336
			16,387
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	3,289
Hotels, Restaurants & Leisure - 1.2%
Carrols Corp. 9% 1/15/13		4,095	4,197
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,593
8% 11/15/13		920	943
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,935	2,898
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,231
6.5% 7/31/09		1,995	2,017
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,051
6.625% 7/15/15		3,140	3,034
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 9/1/12		$ 1,310	$ 1,307
6.75% 4/1/13		2,230	2,202
6.875% 4/1/16		8,230	8,004
8.5% 9/15/10		435	466
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,135
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	875	1,168
Scientific Games Corp. 6.25% 12/15/12		660	642
Six Flags, Inc.:
9.625% 6/1/14		1,095	1,029
9.75% 4/15/13		7,360	7,010
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,469
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	2,995
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,713
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,060
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	835
9% 1/15/12		575	592
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		413	438
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	746
			62,775
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		1,120	977
7.75% 5/15/13		1,925	1,699
Meritage Homes Corp. 6.25% 3/15/15		1,790	1,611
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		1,460	1,591
			5,878
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	720
Media - 2.6%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,975
Cablemas SA de CV 9.375% 11/15/15		5,160	5,753
CanWest Media, Inc. 8% 9/15/12		860	894
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		$ 9,708	$ 10,072
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,850	4,057
10.25% 9/15/10		2,720	2,863
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(h)		7,060	7,025
7.625% 4/1/11		2,580	2,645
7.625% 7/15/18		15,050	15,201
7.875% 2/15/18		12,905	13,260
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,714
6.625% 10/1/14		9,095	9,152
7% 10/1/13		3,800	3,905
7.125% 2/1/16		4,615	4,765
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,101
iesy Repository GmbH 10.375% 2/15/15 (g)		2,970	3,163
Liberty Media Corp.:
8.25% 2/1/30		5,895	5,893
8.5% 7/15/29		8,890	9,094
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	894
PanAmSat Corp.:
6.375% 1/15/08		490	490
9% 8/15/14		2,860	3,089
9% 6/15/16 (g)		2,240	2,464
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,501
10.375% 9/1/14 (g)		14,415	16,181
Sun Media Corp. Canada 7.625% 2/15/13		635	637
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		3,000	2,888
Videotron Ltee 6.875% 1/15/14		550	554
			136,233
Specialty Retail - 0.5%
AutoNation, Inc. 7.36% 4/15/13 (h)		1,000	1,008
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
0% 11/1/16 (e)(g)		$ 445	$ 280
10% 11/1/14 (g)		4,990	5,346
11.375% 11/1/16 (g)		9,620	10,366
Sally Holdings LLC:
9.25% 11/15/14 (g)		1,460	1,504
10.5% 11/15/16 (g)		6,595	6,793
			25,297
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	8,062
9.75% 1/15/15		3,880	4,239
			12,301
TOTAL CONSUMER DISCRETIONARY			272,572
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		1,660	1,775
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		1,685	1,851
Gruma SA de CV 7.75%		5,310	5,483
Hines Nurseries, Inc. 10.25% 10/1/11		370	326
Michael Foods, Inc. 8% 11/15/13		420	428
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	936
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	2,925
Swift & Co.:
10.125% 10/1/09		915	942
12.5% 1/1/10		1,400	1,470
			14,361
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	270
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	472
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	$ 1,958
TOTAL CONSUMER STAPLES			18,836
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		1,200	1,182
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,121
Complete Production Services, Inc. 8% 12/15/16 (g)		4,670	4,787
Hanover Compressor Co.:
7.5% 4/15/13		530	539
8.625% 12/15/10		490	515
9% 6/1/14		4,260	4,590
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,081
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		5,220	6,374
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,561
			25,750
Oil, Gas & Consumable Fuels - 3.3%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,460
Atlas Pipeline Partners LP 8.125% 12/15/15		4,710	4,828
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,923
Chaparral Energy, Inc.:
8.5% 12/1/15		2,530	2,511
8.875% 2/1/17 (g)		2,070	2,091
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,711
6.875% 11/15/20		7,280	7,244
7% 8/15/14		865	891
7.5% 6/15/14		850	888
7.625% 7/15/13		8,300	8,798
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,659
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,820
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,140
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,388
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,698
EXCO Resources, Inc. 7.25% 1/15/11		570	571
Forest Oil Corp. 8% 12/15/11		480	498
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gaz Capital SA Luxembourg 5.03% 2/25/14	EUR	1,400	$ 1,852
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,123
Houston Exploration Co. 7% 6/15/13		410	412
InterNorth, Inc. 9.625% 3/16/06 (c)		935	333
Massey Energy Co. 6.875% 12/15/13		6,330	6,014
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	700	844
Northwest Pipeline Corp.:
6.625% 12/1/07		285	286
8.125% 3/1/10		400	417
Pan American Energy LLC 7.75% 2/9/12 (g)		5,565	5,711
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,908
7.875% 11/1/26		5,640	6,021
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	985
6.625% 6/15/35		6,020	6,201
7.375% 12/15/14		3,175	3,507
Petrohawk Energy Corp. 9.125% 7/15/13		6,000	6,383
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		6,455	6,439
8.22% 4/1/17 (g)		4,998	5,073
Pogo Producing Co.:
6.875% 10/1/17		4,290	4,193
7.875% 5/1/13		2,605	2,644
Range Resources Corp. 7.375% 7/15/13		2,190	2,245
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,190
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,570
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,220	1,241
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	588
7.5% 4/1/17		7,600	8,474
7.625% 4/1/37		1,035	1,185
8.375% 6/15/32		1,155	1,426
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	347
8.875% 7/15/12		1,455	1,655
Venoco, Inc. 8.75% 12/15/11		1,470	1,474
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,041
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		$ 1,820	$ 1,856
Williams Companies, Inc.:
7.5% 1/15/31		3,600	3,780
7.625% 7/15/19		3,952	4,258
7.75% 6/15/31		230	243
7.875% 9/1/21		1,880	2,068
8.75% 3/15/32		1,245	1,419
YPF SA:
10% 11/2/28		4,210	5,120
yankee 9.125% 2/24/09		1,455	1,524
			174,169
TOTAL ENERGY			199,919
FINANCIALS - 5.6%
Capital Markets - 0.2%
E*TRADE Financial Corp. 7.375% 9/15/13		4,570	4,741
Goldman Sachs Group, Inc. 4.025% 10/4/12 (h)	EUR	1,750	2,344
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	800	1,069
			8,154
Commercial Banks - 1.7%
Banca Popolare di Lodi Investor Trust III 6.742% (h)	EUR	1,300	1,881
Banco Nacional de Desenvolvimento Economico e Social 5.667% 6/16/08 (h)		18,075	17,894
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,150	1,487
Caja Madrid SA 4.016% 10/17/16 (h)	EUR	1,500	2,004
Credit Agricole SA 3.934% 9/30/08 (h)	EUR	1,000	1,335
Development Bank of Philippines 8.375% (h)		5,055	5,377
DnB NOR Bank ASA 4.58% 8/11/09 (h)	CAD	1,500	1,304
European Investment Bank 4% 10/15/37	EUR	2,600	3,262
HBOS Treasury Services PLC 4.5371% 1/19/10 (h)	CAD	1,500	1,303
Inter-American Development Bank 6.625% 4/17/17	PEN	8,100	2,615
JPMorgan Chase Bank 4.375% 11/30/21 (h)	EUR	1,500	1,951
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,016
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		2,785	2,889
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM: - continued
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		$ 6,350	$ 6,842
Rabobank Nederland 4.25% 1/16/17	EUR	5,875	7,797
Santander Issuances SA Unipersonal 5.75% 1/31/18 (h)	GBP	800	1,556
SMFG Finance Ltd. 6.164% (h)	GBP	600	1,158
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	494
4.206% 3/28/18 (h)	EUR	1,250	1,668
Sumitomo Mitsui Banking Corp.:
(Reg. S) 4.375% (h)	EUR	2,000	2,572
1.7438% (h)	JPY	100,000	856
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,303
UniCredito Italiano Capital Trust I 4.028% (h)	EUR	2,750	3,396
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,940	4,103
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,170	3,376
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,240	3,487
			87,926
Consumer Finance - 1.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,438
Ford Credit Europe PLC 4.914% 9/30/09 (h)	EUR	1,500	1,957
Ford Motor Credit Co. 9.875% 8/10/11		7,610	8,059
General Motors Acceptance Corp.:
6.75% 12/1/14		9,520	9,330
6.875% 9/15/11		5,190	5,151
6.875% 8/28/12		6,460	6,434
8% 11/1/31		27,300	29,279
			61,648
Diversified Financial Services - 1.7%
BA Covered Bond 4.125% 4/5/12	EUR	11,350	15,077
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	11,500	15,210
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	14,561
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		$ 4,520	$ 4,690
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,649
Cerro Negro Finance Ltd.:
7.33% 12/1/09		1,455	1,440
7.33% 12/1/09 (g)		1,448	1,433
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,811
Credit Suisse London Branch 7.65% 9/7/11		3,405	3,499
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,350	1,796
DEPFA ACS Bank 3.875% 11/14/16	EUR	4,650	6,010
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,154
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,557
Imperial Tobacco Finance 4.375% 11/22/13	EUR	900	1,184
Red Arrow International Leasing 8.375% 3/31/12	RUB	39,775	1,584
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	1,018
TMK Capital SA 8.5% 9/29/09		10,000	10,375
Yankee Acquisition Corp.:
8.5% 2/15/15 (g)		1,060	1,073
9.75% 2/15/17 (g)		670	680
			87,801
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	1,000	1,895
Brit Insurance Holdings PLC 6.625% 12/9/30 (h)	GBP	500	943
Eureko BV 5.125% (h)	EUR	1,500	1,988
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	1,200	1,531
Old Mutual plc 4.5% 1/18/17 (h)	EUR	1,000	1,322
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	1,035
			8,714
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		3,400	3,468
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	6,765
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,522
			16,755
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 6,030	$ 5,940
8.125% 6/1/12		4,955	5,054
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		4,550	4,544
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,596
			17,134
Thrifts & Mortgage Finance - 0.0%
China Development Bank 5% 10/15/15		175	172
Residential Capital Corp. 6.375% 5/17/13	GBP	500	947
			1,119
TOTAL FINANCIALS			289,251
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15 (g)		1,530	1,545
Health Care Providers & Services - 1.0%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (g)(h)		1,740	1,740
AmeriPath, Inc. 10.5% 4/1/13		2,805	3,001
CRC Health Group, Inc. 10.75% 2/1/16		1,880	2,059
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,053
HCA, Inc.:
9.125% 11/15/14 (g)		4,310	4,596
9.25% 11/15/16 (g)		4,390	4,725
9.625% 11/15/16 pay-in-kind (g)		10,995	11,861
Psychiatric Solutions, Inc. 10.625% 6/15/13		197	215
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,440
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		5,480	6,097
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		310	317
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,207
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,381
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,390	7,519
			49,211
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		$ 1,770	$ 1,836
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,553
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,876
			3,429
TOTAL HEALTH CARE			56,021
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp. 10.25% 2/1/15 (g)		800	828
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		2,790	2,888
8.875% 4/1/15 pay-in-kind (g)		2,790	2,877
9.75% 4/1/17 (g)		2,790	2,895
Hexcel Corp. 6.75% 2/1/15		2,350	2,327
Orbimage Holdings, Inc. 14.8669% 7/1/12 (h)		1,720	1,909
			13,724
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		820	826
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		16,400	9,143
10% 8/15/08 (c)		1,255	678
Northwest Airlines Corp. 10% 2/1/09 (c)		1,895	1,601
Northwest Airlines Trust 10.23% 6/21/14		229	229
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,365	1,140
8.875% 6/1/06 (c)		1,355	1,142
10.5% 4/1/09 (c)		170	153
			14,912
Building Products - 0.0%
Compagnie de St. Gobain 4.159% 4/11/12 (h)	EUR	1,250	1,667
Commercial Services & Supplies - 0.6%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	159
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,323
Allied Waste North America, Inc.:
6.5% 11/15/10		830	834
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.125% 5/15/16		$ 5,645	$ 5,744
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,962
9.25% 5/1/21		680	734
FTI Consulting, Inc.:
7.625% 6/15/13		720	748
7.75% 10/1/16		1,390	1,456
Mac-Gray Corp. 7.625% 8/15/15		680	689
NCO Group, Inc. 11.875% 11/15/14 (g)		2,930	3,055
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		550	594
West Corp.:
9.5% 10/15/14 (g)		5,850	6,026
11% 10/15/16 (g)		5,850	6,143
			31,467
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,297
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		1,040	1,076
General Cable Corp. 7.125% 4/1/17 (g)		680	683
Polypore, Inc. 0% 10/1/12 (e)		1,950	1,823
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	918
			4,500
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15 (g)		1,160	1,224
Cummins, Inc. 7.125% 3/1/28		2,250	2,254
Invensys PLC 9.875% 3/15/11 (g)		56	60
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (g)		800	812
9.5% 8/1/14		4,100	4,264
11.75% 8/1/16		4,895	5,256
			13,870
Marine - 0.3%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		1,424	1,353
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		4,460	4,638
OMI Corp. 7.625% 12/1/13		6,125	6,217
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		$ 1,795	$ 1,817
US Shipping Partners LP 13% 8/15/14		3,185	3,408
			17,433
Road & Rail - 0.2%
Kansas City Southern de Mexico, S. de RL de CV 7.625% 12/1/13 (g)		1,700	1,717
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,236
9.5% 10/1/08		1,350	1,414
TFM SA de CV 9.375% 5/1/12		6,450	6,918
			13,285
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	800	1,087
6.5% 2/27/19	GBP	600	1,160
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		3,860	4,275
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,651
			8,173
TOTAL INDUSTRIALS			120,328
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,605
Lucent Technologies, Inc.:
6.45% 3/15/29		14,260	12,852
6.5% 1/15/28		6,810	6,146
Nortel Networks Corp.:
9.61% 7/15/11 (g)(h)		3,760	4,033
10.125% 7/15/13 (g)		3,730	4,122
10.75% 7/15/16 (g)		3,760	4,216
			37,974
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		5,850	5,675
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
Iron Mountain, Inc.:
6.625% 1/1/16		$ 10,955	$ 10,572
7.75% 1/15/15		4,830	4,927
8.25% 7/1/11		535	536
8.625% 4/1/13		2,900	2,973
8.75% 7/15/18		5,160	5,534
SunGard Data Systems, Inc.:
9.125% 8/15/13		5,280	5,610
10.25% 8/15/15		3,620	3,946
			34,098
Office Electronics - 0.6%
Xerox Capital Trust I 8% 2/1/27		4,585	4,677
Xerox Corp.:
6.4% 3/15/16		8,000	8,219
7.2% 4/1/16		3,345	3,537
7.625% 6/15/13		12,425	12,953
			29,386
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology, Inc. 9.25% 6/1/16		8,085	8,378
Avago Technologies Finance Ltd.:
10.86% 6/1/13 (h)		4,560	4,765
11.875% 12/1/15		8,045	9,031
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		5,400	5,407
9.125% 12/15/14 pay-in-kind (g)		16,255	16,133
10.125% 12/15/16 (g)		28,775	28,847
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.6049% 12/15/11 (h)		735	636
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,901
Viasystems, Inc. 10.5% 1/15/11		4,065	4,085
			79,183
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	896
TOTAL INFORMATION TECHNOLOGY			187,212
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 3.5%
Chemicals - 1.1%
America Rock Salt Co. LLC 9.5% 3/15/14		$ 3,940	$ 3,999
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		8,045	9,091
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		1,380	1,273
Series B, 0% 10/1/14 (e)		12,655	11,674
Huntsman LLC 11.625% 10/15/10		466	506
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		6,095	6,263
Lyondell Chemical Co. 11.125% 7/15/12		930	993
MacDermid, Inc. 9.5% 4/15/17 (g)		500	514
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		4,390	4,538
10.125% 12/1/14 pay-in-kind (g)		4,390	4,549
11.5% 12/1/16 (g)		7,865	8,062
Phibro Animal Health Corp. 10% 8/1/13 (g)		2,790	2,971
SABIC Europe BV 4.5% 11/28/13	EUR	1,250	1,630
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,624
			57,687
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,450	1,936
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		640	646
BWAY Corp. 10% 10/15/10		1,175	1,231
Constar International, Inc. 11% 12/1/12		4,975	4,975
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	335
7.5% 12/15/96		3,685	2,966
8% 4/15/23		2,980	2,906
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	884
7.75% 5/15/11		320	331
8.25% 5/15/13		3,390	3,530
8.875% 2/15/09		1,029	1,050
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		980	1,088
Vitro SAB de CV:
8.625% 2/1/12 (g)		6,310	6,420
9.125% 2/1/17 (g)		2,210	2,249
			28,611
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 1.7%
Aleris International, Inc.:
9% 12/15/14 (g)		$ 2,790	$ 2,943
10% 12/15/16 (g)		2,810	2,929
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,343
0% 6/1/13 (e)		2,260	2,192
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		3,250	3,321
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,632
Edgen Acquisition Corp. 9.875% 2/1/11		1,340	1,374
Evraz Group SA 8.25% 11/10/15		3,300	3,379
Evraz Securities SA 10.875% 8/3/09		5,100	5,566
FMG Finance Property Ltd.:
10% 9/1/13 (g)		2,285	2,485
10.625% 9/1/16 (g)		2,285	2,648
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		4,070	4,375
8.375% 4/1/17		11,870	12,820
8.5463% 4/1/15 (h)		7,095	7,459
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,415
Gerdau SA 8.875% (g)		2,590	2,732
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,919
Ispat Inland ULC 9.75% 4/1/14		932	1,039
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (g)(h)		1,680	1,688
RathGibson, Inc. 11.25% 2/15/14		5,905	6,230
Steel Dynamics, Inc.:
9.5% 3/15/09		65	67
9.5% 3/15/09		2,090	2,142
			89,993
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		550	558
NewPage Corp. 11.61% 5/1/12 (h)		1,770	1,929
			2,487
TOTAL MATERIALS			180,714
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.6%
Citizens Communications Co.:
7.875% 1/15/27 (g)		$ 3,700	$ 3,848
9% 8/15/31		8,370	9,291
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	750	991
Embarq Corp.:
7.082% 6/1/16		1,116	1,138
7.995% 6/1/36		12,510	12,918
Eschelon Operating Co. 8.375% 3/15/10		2,196	2,122
France Telecom SA 4.375% 2/21/12	EUR	550	729
Intelsat Ltd.:
7.625% 4/15/12		1,680	1,613
9.25% 6/15/16 (g)		2,240	2,464
11.25% 6/15/16 (g)		8,860	10,034
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		4,320	4,352
12.25% 3/15/13		9,580	11,209
MobiFon Holdings BV 12.5% 7/31/10		7,225	7,821
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,818
NTL Cable PLC:
8.75% 4/15/14		6,865	7,140
9.125% 8/15/16		3,065	3,234
OTE PLC 4.625% 5/20/16	EUR	1,550	2,032
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		1,845	1,873
Qwest Capital Funding, Inc.:
7.625% 8/3/21		370	371
7.75% 2/15/31		370	368
Qwest Corp.:
7.5% 10/1/14		760	802
7.875% 9/1/11		2,980	3,159
8.6049% 6/15/13 (h)		9,470	10,275
8.875% 3/15/12		24,535	27,111
Telecom Egypt SAE:
9.672% 2/4/10 (h)	EGP	3,565	616
10.95% 2/4/10	EGP	3,565	635
Telefonica de Argentina SA 9.125% 11/7/10		2,042	2,185
Telenet Group Holding NV 0% 6/15/14 (e)(g)		6,992	6,520
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		$ 285	$ 268
6.875% 7/15/28		1,855	1,753
U.S. West Communications:
6.875% 9/15/33		22,523	21,960
7.125% 11/15/43		220	212
7.2% 11/10/26		875	886
7.25% 9/15/25		1,780	1,838
7.25% 10/15/35		5,830	5,815
7.5% 6/15/23		1,880	1,904
8.875% 6/1/31		340	356
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	8,376
Windstream Corp. 8.625% 8/1/16		2,015	2,204
			186,241
Wireless Telecommunication Services - 1.2%
American Tower Corp. 7.125% 10/15/12		10,745	11,067
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,559
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	6,232
Digicel Ltd. 9.25% 9/1/12 (g)		1,880	1,988
Megafon SA 8% 12/10/09		1,760	1,833
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		5,800	6,134
Millicom International Cellular SA 10% 12/1/13		8,835	9,652
Mobile Telesystems Finance SA 8.375% 10/14/10 (g)		9,165	9,715
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		3,415	3,552
Telecom Personal SA 9.25% 12/22/10 (g)		7,090	7,409
			65,141
TOTAL TELECOMMUNICATION SERVICES			251,382
UTILITIES - 1.1%
Electric Utilities - 0.5%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,250	1,643
AES Gener SA 7.5% 3/25/14		3,410	3,623
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,646
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		$ 3,385	$ 3,385
Edison Mission Energy:
7.5% 6/15/13		7,300	7,528
7.75% 6/15/16		3,710	3,872
			23,697
Gas Utilities - 0.5%
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	8,149
8% 3/1/32		4,170	4,947
Transportadora de Gas del Sur SA:
(Reg. S) 7.2% 12/15/10 (f)		7,580	7,561
8% 12/15/13 (f)		3,065	3,142
8% 12/15/13 (f)(g)		840	861
8% 12/15/13 (f)		2,140	2,172
			26,832
Independent Power Producers & Energy Traders - 0.1%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	881
6.4% 7/15/06 (c)		545	194
6.625% 11/15/05 (c)		2,200	784
6.725% 11/17/08 (c)(h)		684	244
6.75% 8/1/09 (c)		550	196
6.875% 10/15/07 (c)		1,330	474
6.95% 7/15/28 (c)		1,204	429
7.125% 5/15/07 (c)		235	84
7.375% 5/15/19 (c)		1,400	494
7.875% 6/15/03 (c)		235	84
9.125% 4/1/03 (c)		50	18
9.875% 6/5/03 (c)		220	78
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,119	1,124
			5,084
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Aquila, Inc. 14.875% 7/1/12		$ 1,615	$ 2,100
Utilicorp United, Inc. 9.95% 2/1/11 (h)		39	43
			2,143
TOTAL UTILITIES			57,756
TOTAL NONCONVERTIBLE BONDS			1,633,991
TOTAL CORPORATE BONDS (Cost $1,566,835)			1,638,631
U.S. Government and Government Agency Obligations - 23.3%

U.S. Government Agency Obligations - 12.1%
Fannie Mae:
3.25% 1/15/08		89,580	88,292
3.25% 2/15/09		40	39
4.125% 5/15/10		18,100	17,752
4.25% 5/15/09		4,940	4,880
4.5% 10/15/08		9,389	9,337
4.625% 10/15/13		53,248	52,402
4.75% 12/15/10		83,058	82,850
4.875% 4/15/09		13,935	13,932
5.125% 9/2/08		7,695	7,715
5.125% 1/2/14		1,380	1,382
5.25% 9/15/16		39,500	40,210
6.125% 3/15/12		8,400	8,863
6.375% 6/15/09		1,650	1,701
6.625% 9/15/09		3,849	4,005
7.25% 1/15/10		17,761	18,875
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,939
5% 9/18/09		8,755	8,791
5.8% 9/2/08		1,680	1,700
Freddie Mac:
3.625% 9/15/08		51,805	50,882
4% 8/17/07		521	519
4.125% 10/18/10		67,500	66,001
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.25% 7/15/09		$ 34,634	$ 34,178
4.75% 3/5/09		9,000	8,978
4.875% 2/17/09		2,851	2,850
4.875% 11/15/13		9,100	9,079
5% 2/16/17		22,000	21,956
5.125% 4/18/08		14,000	14,014
5.125% 4/18/11		380	384
5.25% 7/18/11		28,890	29,339
5.75% 3/15/09		15,000	15,239
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,971
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,331
4.974% 8/15/13		1,515	1,524
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,181	1,183
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			631,093
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		15,296	15,097
2.375% 4/15/11		16,570	16,784
2.5% 7/15/16		7,517	7,713
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			39,594
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bonds:
6.125% 8/15/29		101,150	117,642
6.25% 8/15/23		47,000	53,958
U.S. Treasury Notes:
4.25% 11/15/13		7,930	7,781
4.25% 8/15/14		67,500	65,984
4.25% 11/15/14		9,120	8,903
4.25% 8/15/15		10,000	9,732
4.5% 11/30/11		36,000	35,942
4.5% 11/15/15		30,500	30,189
4.625% 11/15/16		26,100	26,024
4.75% 2/28/09		3,000	3,007
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14		$ 40,662	$ 41,029
4.875% 4/30/08		49,537	49,531
4.875% 5/15/09		16,000	16,086
4.875% 5/31/11		26,635	26,966
5.125% 6/30/11		29,813	30,472
5.125% 5/15/16		17,000	17,577
TOTAL U.S. TREASURY OBLIGATIONS			540,823
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,213,968)			1,211,510
U.S. Government Agency - Mortgage Securities - 3.9%

Fannie Mae - 3.2%
3.75% 4/1/34 (h)		2,644	2,600
3.907% 5/1/33 (h)		918	919
3.907% 5/1/34 (h)		1,373	1,354
3.938% 5/1/34 (h)		1,102	1,087
3.957% 9/1/33 (h)		1,976	1,960
4% 9/1/13 to 5/1/20		5,243	4,990
4.029% 6/1/34 (h)		2,008	1,983
4.073% 3/1/35 (h)		3,791	3,759
4.19% 11/1/34 (h)		2,762	2,749
4.204% 6/1/34 (h)		2,123	2,100
4.304% 6/1/34 (h)		2,456	2,438
4.485% 11/1/33 (h)		304	303
4.495% 5/1/33 (h)		214	216
4.5% 9/1/18 to 12/1/18		7,872	7,641
4.506% 2/1/35 (h)		2,228	2,238
4.739% 12/1/35 (h)		9,170	9,144
4.786% 12/1/35 (h)		942	942
4.789% 6/1/35 (h)		1,535	1,525
4.797% 4/1/35 (h)		2,552	2,557
4.803% 1/1/36 (h)		5,368	5,341
4.816% 11/1/35 (h)		2,228	2,236
4.849% 7/1/35 (h)		533	530
4.863% 7/1/34 (h)		1,450	1,449
4.894% 10/1/35 (h)		299	299
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.903% 5/1/35 (h)		$ 364	$ 363
4.906% 11/1/35 (h)		2,360	2,364
4.949% 8/1/34 (h)		1,272	1,273
5% 1/1/14 to 7/1/35		25,261	24,937
5.004% 5/1/35 (h)		2,934	2,928
5.054% 12/1/32 (h)		2,089	2,090
5.096% 5/1/35 (h)		389	391
5.111% 10/1/35 (h)		964	964
5.135% 7/1/34 (h)		471	473
5.15% 7/1/35 (h)		3,468	3,469
5.15% 8/1/36 (h)		6,550	6,574
5.164% 3/1/36 (h)		2,946	2,950
5.26% 5/1/35 (h)		1,205	1,208
5.269% 11/1/36 (h)		551	555
5.27% 4/1/36 (h)		1,287	1,293
5.316% 3/1/36 (h)		7,763	7,802
5.383% 2/1/36 (h)		210	211
5.403% 12/1/36 (h)		881	885
5.408% 7/1/35 (h)		605	607
5.5% 5/1/11 to 11/1/35		18,288	18,365
5.535% 11/1/36 (h)		1,108	1,116
5.801% 5/1/36 (h)		732	740
5.835% 3/1/36 (h)		1,680	1,700
5.856% 6/1/35 (h)		2,813	2,845
5.856% 1/1/36 (h)		439	443
6% 10/1/08 to 1/1/26		1,639	1,668
6.5% 12/1/12 to 3/1/35		13,580	13,909
7% 9/1/25		4	4
7.5% 1/1/28		85	89
TOTAL FANNIE MAE			162,576
Freddie Mac - 0.7%
3.381% 7/1/33 (h)		2,019	1,989
4% 7/1/19 to 2/1/20		1,001	947
4.5% 8/1/18 to 8/1/33		3,316	3,198
4.705% 9/1/35 (h)		4,723	4,715
4.925% 10/1/36 (h)		4,082	4,083
5% 3/1/18 to 9/1/18		5,850	5,797
5.021% 4/1/35 (h)		103	102
5.125% 7/1/35 (h)		1,099	1,097
5.287% 2/1/36 (h)		68	69
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
5.498% 1/1/36 (h)		$ 852	$ 856
5.5% 8/1/14 to 11/1/19		4,405	4,424
6% 10/1/16 to 4/1/17		2,177	2,216
6.5% 10/1/10 to 9/1/21		8,015	8,200
8.5% 3/1/20		21	23
TOTAL FREDDIE MAC			37,716
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		29	29
6.5% 4/15/26 to 5/15/26		47	49
7% 9/15/25 to 8/15/31		88	92
7.5% 2/15/22 to 8/15/28		164	173
8% 9/15/26 to 12/15/26		33	35
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			378
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $200,491)			200,670
Asset-Backed Securities - 0.4%

Affinity PLC Series 2002-A CLass C, 6.9356% 5/15/09 (h)	GBP	790	1,556
Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 6.12% 5/25/16 (h)	EUR	500	669
Series 2007-1:
Class B, 4.1747% 3/25/17 (h)	EUR	1,100	1,468
Class C, 4.3547% 3/25/17 (h)	EUR	800	1,068
Auto ABS Compartiment Series 2006-1 Class B, 3.776% 7/25/17 (h)	EUR	1,000	1,336
Clock Finance BV Series 2007-1:
Class B2, 4.017% 2/25/15 (h)	EUR	700	935
Class C2, 4.197% 2/25/15 (h)	EUR	400	534
Driver One GmbH Series 1 Class B, 4.093% 5/21/10 (h)	EUR	226	303
GLS Ltd. Series 2006-1 Class C, 4.257% 7/15/14 (h)	EUR	500	668
Greene King Finance PLC Series A1, 5.9088% 6/15/31 (h)	GBP	1,000	1,949
Lambda Finance BV Series 2005-1X Class C1, 6.1556% 11/15/29 (h)	GBP	500	988
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Leek Finance PLC Series 18X Class BC, 4.292% 9/21/38 (h)	EUR	600	$ 801
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.038% 3/20/17 (h)	EUR	1,000	1,336
Provide Bricks Series 2007-1 Class B, 4.192% 1/30/40 (h)	EUR	1,400	1,870
Punch Taverns Finance PLC 5.8631% 4/15/09 (h)	GBP	465	916
Sedna Finance Corp.:
4.517% 12/23/14 (h)	EUR	500	669
4.639% 3/15/16 (h)	EUR	1,150	1,540
Stichting Mars Series 2006 Class C, 3.819% 8/28/14 (h)	EUR	1,000	1,336
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	121
TOTAL ASSET-BACKED SECURITIES (Cost $19,160)			20,063
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 4.234% 1/22/16 (h)	EUR	400	534
Granite Mortgages PLC 4.124% 1/20/43 (h)	EUR	366	490
Holmes Financing No. 8 PLC floater Series 3 Class C, 4.595% 7/15/40 (h)	EUR	500	671
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	400	535
RMAC PLC Series 2005-NS4X Class M2A, 5.42% 12/12/43 (h)	GBP	1,700	3,345
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 5.5488% 6/12/44 (h)	GBP	1,250	2,460
Shield BV Series 1 Class C, 4.144% 1/20/14 (h)	EUR	1,500	2,011
TOTAL PRIVATE SPONSOR			10,046
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 2002-83 Class ME, 5% 12/25/17		8,925	8,825
Series 2003-24 Class PB, 4.5% 12/25/12		1,144	1,138
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		286	280
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2005-45 Class XA, 5.66% 6/25/35 (h)		7,662	7,681
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,402
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class: - continued
Series 2003-128 Class NE, 4% 12/25/16		$ 2,550	$ 2,436
Series 2003-70 Class BJ, 5% 7/25/33		890	845
Series 2003-85 Class GD, 4.5% 9/25/18		1,225	1,182
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,877
Series 2004-81 Class KC, 4.5% 4/25/17		1,395	1,370
Series 2006-4 Class PB, 6% 9/25/35		6,570	6,647
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		4,015	3,995
Series 2005-117, Class JN, 4.5% 1/25/36		808	704
Series 2005-29 Class KA, 4.5% 2/25/35		2,940	2,844
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,419
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		232	232
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.82% 6/15/18 (h)		104	105
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		3,118	3,150
Series 2622 Class PE, 4.5% 5/15/18		9,410	9,070
Series 2628 Class OP, 3.5% 11/15/13		2,318	2,291
Series 2649 Class TQ, 3.5% 12/15/21		1,516	1,496
Series 2743 Class HE, 4.5% 2/15/19		4,390	4,217
Series 2760 Class EB, 4.5% 9/15/16		6,015	5,932
Series 2773 Class EG, 4.5% 4/15/19		14,395	13,839
Series 2828 Class JD, 4.5% 8/15/17		13,443	13,076
Series 2831 Class PB, 5% 7/15/19		3,990	3,931
Series 2996 Class MK, 5.5% 6/15/35		974	981
Series 3013 Class AF, 5.57% 5/15/35 (h)		9,282	9,295
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17		413	406
Series 2572 Class HK, 4% 2/15/17		622	608
Series 2617 Class GW, 3.5% 6/15/16		613	601
Series 2627:
Class BG, 3.25% 6/15/17		269	255
Class KP, 2.87% 12/15/16		284	268
Series 2685 Class ND, 4% 10/15/18		1,745	1,593
Series 2773 Class TA, 4% 11/15/17		3,322	3,214
Series 2849 Class AL, 5% 5/15/18		1,572	1,560
Series 2860 Class CP, 4% 10/15/17		540	529
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 2937 Class HJ, 5% 10/15/19		$ 1,923	$ 1,916
Series 2863 Class DB, 4% 9/15/14		274	263
TOTAL U.S. GOVERNMENT AGENCY			127,473
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,984)			137,519
Commercial Mortgage Securities - 0.3%

Broadgate PLC 6.1269% 10/5/25 (h)	GBP	960	1,863
Bruntwood Alpha PLC Series 2007-1 Class C, 6.0528% 1/15/17 (h)	GBP	700	1,380
European Property Capital Series 4 Class C, 5.8881% 7/20/14 (h)	GBP	442	870
German Residential Asset Note Distributor PLC Series 1 Class A, 3.994% 7/20/16 (h)	EUR	1,401	1,877
Opera Finance (CMH) PLC Class B, 4.057% 1/15/15 (h)	EUR	1,100	1,470
Opera Finance PLC 5.84% 7/31/13 (h)	GBP	994	1,957
Paris Prime Community Real Estate Series 2006-1 Class B, 4.004% 4/22/14 (g)(h)	EUR	1,000	1,335
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.7431% 7/15/16 (h)	GBP	2,000	3,929
Rivoli Pan Europe PLC Series 2006-1 Class B 4.065% 8/3/18 (h)	EUR	650	868
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,730)			15,549
Foreign Government and Government Agency Obligations - 20.0%

Arab Republic 9.1196% to 9.9791% 7/10/07	EGP	6,725	1,154
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,233	1,435
3% 4/30/13 (h)		6,563	5,844
5.475% 8/3/12 (h)		13,361	12,675
7% 3/28/11		10,395	10,303
7% 9/12/13		16,740	16,091
11.4012% 3/5/08 (h)	ARS	14,089	4,598
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	$ 1,813
Banco Central del Uruguay:
value recovery A rights 1/2/21 (i)		1,000,000	0
value recovery B rights 1/2/21 (i)		750,000	0
Brazilian Federative Republic:
6% 9/15/13		1,842	1,860
7.125% 1/20/37		690	762
7.375% 2/3/15	EUR	500	764
8% 1/15/18		1,626	1,836
8.25% 1/20/34		5,500	6,872
8.75% 2/4/25		5,440	6,977
11% 8/17/40		21,260	28,648
12.25% 3/6/30		8,150	14,038
12.5% 1/5/16	BRL	3,330	1,848
12.75% 1/15/20		4,685	7,496
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		180	213
Canadian Government:
4% 6/1/17	CAD	20,000	17,120
4.5% 9/1/07	CAD	27,000	23,401
5.25% 6/1/12	CAD	50,300	46,006
5.5% 6/1/09	CAD	15,500	13,843
5.75% 6/1/29	CAD	9,750	10,277
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		3,343	3,190
warrants 11/15/20 (a)(i)		2,750	616
Colombian Republic:
7.16% 11/16/15 (h)		3,445	3,636
7.375% 9/18/37		4,210	4,580
11.75% 3/1/10	COP	3,456,000	1,671
11.75% 2/25/20		1,800	2,646
Dominican Republic:
Brady 6.3125% 8/30/09 (h)		1,603	1,601
6.1875% 8/30/24 (h)		12,473	12,411
9.04% 1/23/18 (g)		4,476	5,169
9.5% 9/27/11		4,219	4,535
Ecuador Republic:
10% 8/15/30 (Reg. S)		12,945	11,521
euro par 5% 2/28/25		1,580	1,130
Finnish Government 3.875% 9/15/17	EUR	49,700	65,095
French Republic:
OAT 5.5% 4/25/29	EUR	4,200	6,579
3% 1/12/10	EUR	800	1,041
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Republic: - continued
3.25% 4/25/16	EUR	28,255	$ 35,433
3.5% 7/12/11	EUR	84,350	110,327
4% 4/25/55	EUR	750	953
German Federal Republic:
3.75% 12/12/08	EUR	13,900	18,484
4% 4/13/12	EUR	6,800	9,079
4% 7/4/16	EUR	750	999
Indonesian Republic:
6.625% 2/17/37 (g)		895	885
6.75% 3/10/14		3,275	3,418
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		2,125	2,168
Japan Government:
0.78% 7/20/20 (h)	JPY	1,125,000	8,958
0.9% 12/22/08	JPY	1,370,000	11,654
1% 11/20/20 (h)	JPY	1,300,000	10,612
1.4% 3/21/11	JPY	1,975,000	16,981
1.5% 3/20/14	JPY	865,000	7,397
1.8% 3/20/16	JPY	1,872,000	16,193
2.4% 12/20/34	JPY	1,500,000	12,957
Real Return Bond 1.1% 12/10/16	JPY	3,895,000	32,611
Lebanese Republic:
7.125% 3/5/10		1,140	1,100
7.875% 5/20/11 (Reg. S)		4,320	4,244
8.6044% 11/30/09 (g)(h)		2,180	2,175
8.6044% 11/30/09 (h)		9,170	9,147
8.625% 6/20/13		1,540	1,552
National Power Corp. 6.875% 11/2/16 (g)		1,715	1,747
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (h)		5,110	5,225
Panamanian Republic 8.875% 9/30/27		880	1,120
Peruvian Republic:
3% 3/7/27 (f)		900	675
6.1425% 3/7/27 (h)		1,545	1,541
euro Brady past due interest 6.125% 3/7/17 (h)		9,629	9,605
Philippine Republic:
8.25% 1/15/14		7,120	7,974
8.875% 3/17/15		3,745	4,391
9% 2/15/13		6,320	7,260
9.875% 1/15/19		6,725	8,675
10.625% 3/16/25		4,275	6,071
Polish Government 5% 10/19/15		180	179
Republic of Fiji 6.875% 9/13/11		2,160	2,041
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Republic of Hungary 4.75% 2/3/15		$ 180	$ 174
Republic of Iraq 5.8% 1/15/28 (g)		3,780	2,448
Republic of Serbia 3.75% 11/1/24 (f)(g)		1,925	1,822
Russian Federation:
5% 3/31/30 (g)		3,881	4,404
5% 3/31/30 (Reg. S) (f)		27,009	30,656
12.75% 6/24/28 (Reg. S)		5,820	10,563
South African Republic 6.5% 6/2/14		180	191
Turkish Republic:
6.875% 3/17/36		6,525	6,235
7% 9/26/16		14,275	14,507
7.375% 2/5/25		2,825	2,898
10% 2/15/12	TRY	2,485	1,800
11% 1/14/13		11,525	14,089
11.75% 6/15/10		3,000	3,512
11.875% 1/15/30		8,505	13,066
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		7,040	7,123
Ukraine Government 8.775% 8/5/09 (h)		8,450	8,978
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	6,500	12,326
4.25% 6/7/32	GBP	850	1,611
4.25% 3/7/36	GBP	9,150	17,496
4.75% 9/7/15	GBP	12,480	24,110
5% 3/7/25	GBP	5,170	10,529
8% 6/7/21	GBP	12,350	32,053
United Mexican States:
6.75% 9/27/34		1,725	1,881
7.5% 4/8/33		7,695	9,157
8.3% 8/15/31		12,535	16,151
9% 12/20/12	MXN	26,850	2,602
Uruguay Republic:
5% 9/14/18	UYU	40,040	1,897
8% 11/18/22		6,292	7,141
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		3,260	118
6% 12/9/20		3,565	3,282
6.36% 4/20/11 (h)		9,110	9,046
7.65% 4/21/25		7,380	7,823
9.25% 9/15/27		5,700	7,154
10.75% 9/19/13		5,560	6,783
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
13.625% 8/15/18		$ 6,155	$ 9,109
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,890	1,644
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $984,222)			1,039,505
Common Stocks - 0.3%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(j)	113,725	206
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit	330,000	6,422
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	165,925	2,698
Media - 0.1%
Virgin Media, Inc.	258,119	6,518
Virgin Media, Inc. warrants 1/13/11 (a)	6	0
		6,518
TOTAL CONSUMER DISCRETIONARY		15,844
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)	895	2
TOTAL COMMON STOCKS (Cost $10,256)		15,846
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	270
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,690	$ 1,851
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,299
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind (a)	5,078	5,992
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,142
TOTAL PREFERRED STOCKS (Cost $8,873)		9,412
Floating Rate Loans - 4.2%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.3%
Dana Corp. term loan 7.88% 4/13/08 (h)		$ 2,390	2,384
Delphi Corp. term loan 8.125% 12/31/07 (h)		2,220	2,226
Lear Corp. term loan 7.853% 4/25/12 (h)		2,463	2,463
The Goodyear Tire & Rubber Co.:
Tranche 2, term loan 8.14% 4/30/10 (h)		2,235	2,235
Tranche 3, term loan 8.89% 3/1/11 (h)		3,550	3,550
			12,858
Automobiles - 0.6%
AM General LLC:
Tranche B, term loan 8.3634% 9/30/13 (h)		3,902	3,931
8.32% 9/30/12 (h)		132	133
Ford Motor Co. term loan 8.36% 12/15/13 (h)		25,067	25,130
General Motors Corp. term loan 7.695% 11/29/13 (h)		980	987
			30,181
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (h)		4,150	4,067
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (h)		$ 145	$ 145
Household Durables - 0.0%
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (h)		280	281
Media - 0.4%
Charter Communications Operating LLC:
Tranche B 1LN, term loan 7.35% 3/6/14 (h)		4,210	4,199
Tranche B, term loan 7.985% 4/28/13 (h)		6,242	6,238
CSC Holdings, Inc. Tranche B, term loan 7.11% 3/29/13 (h)		6,332	6,348
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (h)		618	623
11.55% 12/21/07 (h)		1,540	1,540
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (h)		525	525
Tranche K2, term loan 7.37% 12/31/13 (h)		525	525
			19,998
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.3463% 4/6/13 (h)		2,100	2,113
Specialty Retail - 0.2%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (h)		3,633	3,665
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (h)		746	752
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (h)		6,110	6,141
			10,558
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (h)		1,650	1,687
Tranche B 1LN, term loan 7.107% 9/5/13 (h)		4,917	4,939
			6,626
TOTAL CONSUMER DISCRETIONARY			86,827
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (h)		1,142	1,142
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (h)		$ 638	$ 643
Oil, Gas & Consumable Fuels - 0.3%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (h)		532	537
Tranche D, term loan 8.36% 12/28/13 (h)		2,748	2,776
Helix Energy Solutions Group, Inc. term loan 7.3333% 7/1/13 (h)		1,363	1,367
Sandridge Energy, Inc. term loan 8.625% 4/1/15		4,370	4,463
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (h)		540	544
term loan 7.3597% 10/31/12 (h)		2,216	2,233
			11,920
TOTAL ENERGY			12,563
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.6% 4/8/12 (h)		2,287	2,281
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (h)		3,521	3,532
Tranche C, term loan 7.07% 4/18/12 (h)		2,041	2,050
			7,863
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (h)		3,554	3,580
TOTAL FINANCIALS			11,443
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche B1, term loan 6.8253% 10/5/12 (h)		3,576	3,580
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (h)		14,583	14,711
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (h)		960	962
			19,253
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 10% 2/21/13 (h)		$ 90	$ 91
Tranche 2LN, term loan 14.25% 2/21/14 (h)		140	141
Hawker Beechcraft Corp.:
term loan 7.32% 3/26/14 (h)		3,393	3,401
7.25% 3/26/14 (h)		287	288
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.6% 9/29/13 (h)		168	170
Tranche 2LN, term loan 11.1% 3/28/14 (h)		70	71
			4,162
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B, term loan 10.11% 3/16/08 (h)		250	251
Tranche C, term loan 12.86% 3/16/08 (h)		4,010	4,035
			4,286
Building Products - 0.0%
Mueller Group, Inc. term loan 7.359% 10/3/12 (h)		143	144
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (h)		212	213
term loan 7.0965% 3/28/14 (h)		478	480
Aramark Corp.:
term loan 7.475% 1/26/14 (h)		2,211	2,222
7.445% 1/26/14 (h)		158	159
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (h)		650	653
			3,727
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.125% 12/31/13 (h)		380	382
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.101% 10/3/12 (h)		98	98
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (h)		80	80
Navistar International Corp.:
term loan 8.61% 1/19/12 (h)		2,310	2,339
8.4244% 1/19/12 (h)		840	851
			3,270
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.09% 7/31/13 (h)		$ 697	$ 698
TOTAL INDUSTRIALS			16,767
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. term loan 7.875% 1/31/08 (h)		640	642
IT Services - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3196% 3/20/13 (h)		3,633	3,651
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (h)		5,550	5,585
			9,236
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. term loan 7.57% 12/31/13 (h)		4,264	4,280
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (h)		5,117	5,124
			9,404
Software - 0.0%
Open Solutions, Inc. term loan 7.485% 1/23/14 (h)		240	241
TOTAL INFORMATION TECHNOLOGY			19,523
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (h)		206	207
term loan 7.099% 4/2/14 (h)		1,134	1,138
Lyondell Chemical Co. term loan 7.11% 8/16/13 (h)		4,955	4,955
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (h)		1,037	1,040
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (h)		190	192
			7,532
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.375% 12/19/13 (h)		2,820	2,827
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.319% 12/23/12 (h)		$ 11,732	$ 11,775
TOTAL MATERIALS			22,134
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (h)		1,880	1,882
Level 3 Communications, Inc. term loan 7.57% 3/13/14 (h)		8,440	8,451
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (h)		480	484
Wind Telecomunicazioni Spa:
term loan 12.61% 12/12/11 (h)		3,427	3,504
Tranche 2, term loan 11.59% 3/21/15 (h)		2,840	2,925
Tranche B, term loan 7.84% 9/21/13 (h)		1,420	1,425
Tranche C, term loan 8.59% 9/21/14 (h)		1,420	1,425
			20,096
Wireless Telecommunication Services - 0.0%
American Cellular Corp.:
term loan 3/14/14 (k)		64	64
Tranche B, term loan 7.32% 3/14/14 (h)		596	597
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (h)		625	628
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (h)		1,453	1,460
			2,749
TOTAL TELECOMMUNICATION SERVICES			22,845
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (h)		219	221
Tranche 1LN, revolver loan 7.475% 12/20/13 (h)		61	62
Tranche 2LN, term loan 9.6% 6/20/14 (h)		210	216
Tranche B 1LN, term loan 7.6% 12/20/13 (h)		987	995
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (h)		$ 2,208	$ 2,225
term loan 7.35% 2/1/13 (h)		2,882	2,903
			6,622
TOTAL FLOATING RATE LOANS (Cost $218,075)			219,119
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (h)		174	172
- Citibank:
4.5% 12/14/19 (h)		1,423	1,359
6.25% 3/28/13 (h)		610	604
- Credit Suisse First Boston 6.25% 3/28/13 (h)		2,739	2,712
- Deutsche Bank:
1.407% 3/28/13 (h)	JPY	75,124	601
6.25% 3/28/13 (h)		784	776
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,876)			6,224
Commercial Paper - 0.0%

GPB Finance Public Ltd. 4.4% 6/5/07 (Cost $1,956)	EUR	1,500	1,988
Fixed-Income Funds - 5.0%
	Shares
Fidelity Floating Rate Central Fund (Cost $257,310)	2,558,598	257,771
Preferred Securities - 0.8%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 13,600	$ 14,188
Net Servicos de Comunicacao SA 9.25% (g)	6,435	6,650
		20,838
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	17,038	17,705
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (h)	1,300	1,712
MUFG Capital Finance 3 Ltd. 2.68% (h)	150,000	1,286
		2,998
TOTAL PREFERRED SECURITIES (Cost $40,584)		41,541
Other - 0.1%

Delta Airlines ALPA Claim (a) (Cost $4,469)	8,380	4,358
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 5.41% (b) (Cost $343,578)	343,578,231	343,578
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $5,026,367)		5,163,284
NET OTHER ASSETS - 0.7%		36,329
NET ASSETS - 100%		$ 5,199,613
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 3,875	$ 24
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2010	21,000	(39)
		$ 24,875	$ (15)
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,743,000 or 8.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $64,000 and $64,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,769
Fidelity Floating Rate Central Fund	3,858
Total	$ 8,627
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 138,003	$ 119,718	$ -	$ 257,771	12.0%
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,020,391,000. Net unrealized appreciation aggregated $142,893,000, of which $162,896,000 related to appreciated investment securities and $20,003,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 29, 2007